INTANGIBLE ASSETS - Expected Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
INTANGIBLE ASSETS
2023	$ 1,023
2024	5
2025	5
2026	5
2027	5
2028 and thereafter	$ 20